Subsequent Events		3 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 8 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On February 23, 2021, the Company effectuated a recapitalization, and as a result, the initial shareholders hold 8,625,000 shares of the Company’s Class B ordinary shares. Up to 1,125,000 founder shares are subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. All shares and associated amounts have been retroactively restated.

Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

Note 9 — Subsequent Events
Proposed Business Combination
The Company filed a registration statement on Form
S-4
(File
No. 333-262644)
(the “Form
S-4”)
with the SEC on February 11, 2022, in connection with the Business Combination Agreement. The consummation of the transactions contemplated by the Business Combination Agreement is subject to customary conditions, representations and warranties, covenants and closing conditions in the Business Combination Agreement, including, but not limited to, approval by the Company’s shareholders of the Business Combination Agreement, the effectiveness of the Form
S-4,
and other customary closing conditions, including the receipt of certain regulatory approvals. The transaction is expected to close in the second or third quarter of 2022.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review and other than with respect to the filing of the Form
S-4
described above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.